Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowing costs [abstract]
Finance costs before capitalized interest	$ 183,699	$ 172,814
Less capitalized interest related to Geismar plant under construction	(51,065)	(55,448)
Finance costs	$ 132,634	$ 117,366